                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    York Management & Research, Inc.
Address: Reynolds Plaza, Suite 200
         1061 E. Indiantown Road
         Jupiter, Florida  33477

Form 13F File Number: 28-5080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David J.S. Nicholson
Title:   President
Phone:   (561) 743-6733

Signature, Place, and Date of Signing:

    /s/ David J.S. Nicholson       Jupiter, FL    May 15, 2000
    ________________________     _______________  ______________
          [Signature]             [City, State]      [Date]



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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     16

Form 13F Information Table Value Total:     22,781
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         28-
1.                                          David J.S. Nicholson
         [Repeat as necessary.]
























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
                       Item 2:                                Item 5:            Item 6:                       Item 8:
                       Title                     Item 4:      Shares of   Investment Discretion           Voting Authority
Item 1:                of            Item3:      Market       Principal   ---------------------   Item7:  -----------------
Name of Issuer         Class         CUSIP       Value        Amount      Sole   Share   Other    Mgrs   Sole      Share    None
--------------         -----         -----       ------       --------    ----   -----   -----    ----   ----      -----    ----

ADVANCED DIGITAL
  INFO CORP           Common Stock  007525108      609,650      17,800    X                       1        17,800
CHECK POINT SOFTWARE
  TECHN               Common Stock  M22465104      684,250       4,000    X                       1         4,000
DII GROUP INC         Common Stock  232949107      678,375       6,000    X                       1         6,000
FRANCE GROWTH FD
  INC                 Common Stock  35177K108      319,313      19,500    X                       1        19,500
INSIGHT ENTERPRISES
  INC                 Common Stock  45765U103      273,281       7,500    X                       1         7,500
JONES PHARMA INC      Common Stock  480236108      227,813       7,500    X                       1         7,500
MEDIMMUNE INC         Common Stock  584699102      296,013       1,700    X                       1         1,700
MEXICO FUND           Common Stock  592835102      711,281      40,500    X                       1        40,500
MGIC INVESTMENT
  CORP/WI             Common Stock  552848103      763,438      17,500    X                       1        17,500
NEW GERMANY FD        Common Stock  644465106      308,275      20,900    X                       1        20,900
OCULAR SCIENCES INC   Common Stock  675744106      534,970      34,000    X                       1        34,000
PINNACLE SYSTEMS INC  Common Stock  723481107      425,600      12,800    X                       1        12,800
PMI GROUP INC         Common Stock  69344M101      521,813      11,000    X                       1        11,000
QLOGIC CORP           Common Stock  747277101      704,600       5,200    X                       1         5,200
STANDARD & POORS
  DEPOSITARY          Common Stock  78462F103   15,483,240     102,900    X                       1       102,900
WINDMERE-DURABLE
  HOLDINGS            Common Stock  973411101      238,950      16,200    X                       1        16,200

                      Item 4 Total:             22,780,860


















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